Income Taxes - Summary of Reconciliation Between Tax Expense and Income Before Income Taxes (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Income tax from prior years	(0.37%)	0.19%	(0.64%)
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	2.03%	1.18%	(0.21%)
Annual inflation tax adjustment	2.08%	5.63%	6.48%
Non-deductible expenses	1.99%	2.17%	1.82%
Income taxed at a rate other than the Mexican statutory rate	1.49%	1.68%	1.14%
Effect of restatement of tax values	(3.50%)	(4.69%)	(2.54%)
Effect of change in statutory rate	(0.60%)	(0.39%)	(0.09%)
Income tax credits	0.00%	0.00%	(2.69%)
Tax loss	(1.40%)	(8.50%)	(3.57%)
Other	(1.22%)	(1.89%)	(0.78%)
Total	30.50%	25.38%	28.92%
Deferred income tax asset	$ 409,000,000	$ 2,194,000,000	$ 761,000,000